INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in intangible assets other than goodwill - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in intangible assets other than goodwill [Line Items]
Opening balance		$ 1,018,892	$ 1,046,559	$ 1,448,241
Additions		66,867	82,798	76,376
Withdrawals		(3,192)	(704)	(37,683)
Transfer software and others		(2,446)	135	1,125
Foreign exchange		54,623	(58,734)	(271,700)
Amortization		(54,358)	(51,162)	(169,800)
Closing balance		1,080,386	1,018,892	1,046,559
Computer software Net [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in intangible assets other than goodwill [Line Items]
Opening balance		136,262	139,341	221,324
Additions		47		45
Withdrawals		(2,947)	(275)	(333)
Transfer software and others		61,212	46,144	101,015
Foreign exchange		3,359	(3,571)	(20,242)
Amortization		(54,358)	(45,377)	(162,468)
Closing balance		143,575	136,262	139,341
Developing software [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in intangible assets other than goodwill [Line Items]
Opening balance		104,874	68,521	99,193
Additions		66,820	82,798	76,331
Withdrawals		(245)	(429)	(454)
Transfer software and others		(63,658)	(45,657)	(99,890)
Foreign exchange		(139)	(359)	(6,659)
Amortization
Closing balance		107,652	104,874	68,521
Airport slots [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in intangible assets other than goodwill [Line Items]
Opening balance		587,214	627,742	845,959
Additions
Withdrawals				(36,896)
Transfer software and others
Foreign exchange		38,154	(40,528)	(181,321)
Amortization
Closing balance		625,368	587,214	627,742
Trademarks and loyalty program [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of movement in intangible assets other than goodwill [Line Items]
Opening balance	[1]	190,542	210,955	281,765
Additions	[1]
Withdrawals	[1]
Transfer software and others	[1]		(352)
Foreign exchange	[1]	13,249	(14,276)	(63,478)
Amortization	[1]		(5,785)	(7,332)
Closing balance	[1]	$ 203,791	$ 190,542	$ 210,955

[1]	In 2016, the Company decided to adopt a unique name and identity and announced that the group’s brand will be LATAM, which united all the companies under a single image.